Empower Global Bond Fund Investment Risks - Empower Global Bond Fund	Dec. 31, 2025
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk - The market value of a fixed income security is affected significantly by changes (or the expectation of such changes) in interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When interest rates rise, the market value of a fixed income security will generally decline and when interest rates decline, the market values of such securities will generally rise. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Changes in interest rates can be difficult to forecast and may have unpredictable effects on the markets and the Fund’s investments, including negatively affecting yield, value or liquidity. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as increases or decreases in short-term interest rates, may adversely affect markets and the Fund’s performance.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk - The value of the Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting (or perceived to affect) specific issuers held by the Fund, particular industries represented in the Fund’s portfolio, or the overall securities markets. A variety of factors can increase the volatility of the Fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, deflation, rapid interest rate changes, bank failures, war or acts of terrorism, sanctions, tariffs, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, general outlook for corporate earnings, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.
Foreign Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Government Securities Risk - Foreign government securities may involve risks similar to those of foreign securities. They also may present additional risks, such as the ability of a foreign government or government-related issuer to make timely principal and interest payments on its external debt obligations.
US Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk - U.S. government securities may be adversely affected by changes in interest rates (interest rate risk) or a default by or decline in the credit rating of the U.S. government (credit risk).
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, geopolitical (including war or armed conflict), regulatory, market, currency valuation, or economic or other developments, and can perform differently than the U.S. market. Current tariffs, sanctions, or the threat of potential tariffs, sanctions or similar measures may also impair the value or liquidity of affected securities and negatively impact the Fund.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk - An issuer (or guarantor) of a security may default on its obligations to pay principal or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-Backed Securities Risk - Mortgage-backed securities represent interests in pools of commercial or residential mortgages and are subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) when mortgage rates fall or more slowly than expected (extension risk) when mortgage rates rise, which may affect the yield, average life and price of the securities. Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk - The use of derivatives, including but not limited to futures contracts and options on futures contracts; forward foreign currency contracts; purchased and written options; purchased and written swaptions; and credit default, total return and interest rate swaps, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks include imperfect correlations with underlying investments or the Fund’s other portfolio holdings, magnified losses resulting from leverage, counterparty risk, high price volatility, liquidity risk, segregation risk, valuation risk and legal restrictions.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk - Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from limited reliable access to capital, extreme debt burdens, less established financial market operations or volatile inflation rates. The securities markets of emerging market countries may be subject to manipulation and have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to heightened political, geopolitical (including war or armed conflict), economic, legal, market, currency and tariff risks, as well as other adverse local or regional developments, including heightened risk of war and ethnic, religious and racial conflicts. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs), and other government restrictions by the U.S. and other governments, as well as problems in share registration, settlement or custody, may also result in losses. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the availability of reliable information to evaluate and monitor local companies and impact the Fund’s performance. There is also the risk of adverse foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk - The Fund may not be able to sell a security at or near its perceived value in a timely manner (or at all) because of unusual market conditions, an unusually high volume of redemption requests, little or no active trading market for a specific type of security, legal or contractual restrictions on resale, or a reduced number or capacity of market participants to make a market in such security. Securities acquired in a private placement, such as Rule 144A securities, may involve increased liquidity risk due to restrictions on resale and the potential absence of a liquid secondary market or ready purchasers for such securities. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to the remaining investors’ interest due to market conditions or other factors. Extraordinary and sudden changes in interest rates could disrupt the market for fixed income securities and result in fluctuations in the Fund’s net asset value. Increased redemptions due to a rise in interest rates may require the Fund to liquidate its holdings at an unfavorable time or under adverse or disadvantageous conditions, which may negatively affect the Fund. Investments in many foreign securities tend to have greater exposure to liquidity risk than domestic securities because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk - A counterparty to a transaction may be unwilling or unable, or perceived (whether by market participants, ratings agencies, pricing services, or otherwise) to be unwilling or unable, to make timely interest, principal or settlement payments or otherwise honor its obligations. Counterparty risk may arise because of a counterparty’s financial condition (i.e., financial difficulties, bankruptcy or insolvency), market activities and developments, or other reasons, whether foreseen or not.
Over the Counter Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Over-the-Counter Risk - Over-the-Counter (“OTC”) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. Securities and derivatives traded in OTC markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk.
To Be Announced Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	To-Be-Announced Securities Risk - TBA securities involve the risk that a security the Fund buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Below Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities Risk - Below investment grade securities (commonly known as “high yield securities” or “junk bonds”) are speculative, have a higher degree of credit risk and interest rate risk, and may be less liquid and subject to greater volatility in market value than investment grade securities. In addition, high yield securities present a greater risk of loss (which may be substantial or total) of income and principal, than investment grade securities.
US Government Sponsored Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government-Sponsored Securities Risk - Securities issued by U.S. government-sponsored enterprises (“GSEs”), such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, may be adversely affected by changes in interest rates (interest rate risk) or a default by or decline in the credit rating of the applicable GSE (credit risk). Securities of GSEs are not issued or guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government.
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk - An issuer may redeem a fixed income security before maturity (a “call”) at a price below its current market value.
Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Geographic Concentration Risk - Events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments may cause the value of its shares to decrease, perhaps significantly.
Floating Rate Loan [Member]
Prospectus [Line Items]
Risk [Text Block]	Floating Rate Loan Risk - Unlike publicly traded common stocks that trade on national exchanges, there is no central market or exchange for loans to trade. The lack of an active trading market for certain floating rate loans may impair the ability of the Fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. The floating rate loans in which the Fund invests typically will be below investment grade quality and, like other below investment grade securities (commonly known as “high yield securities” or “junk bonds”), are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk - A strategy, investment decision, technique, analysis, or model used by the portfolio managers may fail to produce the intended results, or imperfections, errors or limitations in the tools and data used by the portfolio managers may cause unintended results. Therefore, the Fund could underperform in comparison to other funds with similar objectives and investment strategies and may generate losses even in a favorable market.
Multi Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Multi-Manager Risk - Because the Sub-Advisers make investment decisions independently, it is possible that their security selection processes may not complement one another, and the Fund may have buy and sell transactions in the same security on the same day.
Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Fund and indirectly by the Fund’s shareholders).
Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed Securities Risk - Asset-backed securities represent interests in pools of assets, including consumer loans, auto loans, student loans, or receivables held in trust. The value of asset-backed securities may be affected by certain factors such as interest rate risk; the credit performance of the pool of underlying assets; the creditworthiness of the servicing agent or the originator of the underlying assets; the ability of the servicing agent to service the underlying collateral; and the availability of information concerning the pool of underlying assets and its structure. Asset-backed securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) in a declining interest rate environment or more slowly than expected (extension risk) in a rising interest rate environment.
Exchange Traded Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund Risk - Shares in an ETF represent an interest in a portfolio of securities generally designed to track the performance of a particular market index. The Fund could purchase shares issued by an ETF to temporarily gain exposure to a portion of a foreign market, for example, while awaiting purchase of underlying securities. The risks associated with owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. An ETF may trade at a premium or discount, and, as a result, the Fund may pay more than net asset value when purchasing shares and receive less than net asset value when selling shares.
Pooled Investment Vehicle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Pooled Investment Vehicle Risk - The Fund faces the risk that a pooled investment vehicle in which it invests will not achieve its investment objective. The Fund also is subject to the risks of the underlying assets in which the pooled investment vehicles invest. As a shareholder in a pooled investment vehicle, the Fund will bear its ratable share of that vehicle’s expenses. In addition, the Fund may incur brokerage costs when purchasing and selling shares of pooled investment vehicles. There may be no active market for shares of certain pooled investment vehicles and such shares may be highly illiquid.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	and is subject to the possible loss of your original investment.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any government agency
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk - The Fund is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.